REDEEMABLE NON-CONTROLLING INTERESTS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Aug. 31, 2020 CNY (¥) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Redeemable non-controlling interests
Opening balance			¥ 870,825		¥ 1,056,939
Net loss attributable to the redeemable non-controlling interest			(1,992)		(30,852)
Accretion of redeemable non-controlling interest			54,357		86,941
Payment of redeemable non-controlling interest			(87,502)	$ (11,988)	(1,729)
Reclassified from accrued expenses and other current liabilities			205,030
Reclassified to accrued expenses and other current liabilities			(1,804)		(240,474)
Ending balance			¥ 1,038,914		¥ 870,825
1 Pharmacy Technology
REDEEMABLE NON-CONTROLLING INTERESTS
Ordinary shares issued to private placement investors( as a percentage)	9.20%	9.20%
Total consideration	¥ 934,820	¥ 934,820
Annual interest rate {as a percentage)	6.00%	6.00%	6.00%	6.00%
Total number of shares increased | shares	66,318,885	66,318,885